CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 279.2	$ 303.6
Marketable securities	1,300.1	1,442.7
Trade receivables, net	495.8	495.4
Prepaid expenses and other assets	59.1	80.2
Total current assets	2,134.2	2,321.9
LONG-TERM ASSETS:
Marketable securities	2,368.8	2,287.3
Property and equipment, net	87.7	78.5
Deferred tax asset, net	55.3	84.7
Other intangible assets, net	42.8	41.0
Goodwill	981.9	950.5
Other assets	94.2	64.3
Total long-term assets	3,630.7	3,506.3
Total assets	5,764.9	5,828.2
CURRENT LIABILITIES:
Trade payables	15.9	20.7
Employees and payroll accruals	190.9	157.0
Deferred revenues	1,011.9	980.2
Accrued expenses and other liabilities	178.0	174.0
Total current liabilities	1,396.7	1,331.9
LONG-TERM LIABILITIES:
Deferred revenues	374.8	357.8
Income tax accrual	393.3	356.7
Other liabilities	31.3	9.4
Total long-term liabilities	799.4	723.9
Total liabilities	2,196.1	2,055.8
SHAREHOLDERS' EQUITY:
Ordinary shares, NIS 0.01 par value, 500.0 shares authorized at December 31, 2019 and 2018; 261.3 shares issued at December 31, 2019 and 2018; 145.5 and 155.4 shares outstanding at December 31, 2019 and 2018, respectively	0.8	0.8
Additional paid-in capital	1,770.3	1,597.8
Treasury shares at cost, 115.8 and 105.9 ordinary shares at December 31, 2019 and 2018, respectively	(8,092.7)	(6,844.7)
Accumulated other comprehensive income (loss)	21.7	(24.5)
Retained earnings	9,868.7	9,043.0
Total shareholders' equity	3,568.8	3,772.4
Total liabilities and shareholders' equity	$ 5,764.9	$ 5,828.2